FORUM                     SEMI-ANNUAL REPORT
FUNDS(R)
                          MARCH 31, 2002





                          EQUITY INDEX FUND










                           [GRAPHIC]

                               TABLE OF CONTENTS


 A Message to Our Shareholders................................................ 1

      FINANCIAL STATEMENTS OF EQUITY INDEX FUND

 Statement of Assets and Liabilities.......................................... 2

 Statement of Operations...................................................... 3

 Statements of Changes in Net Assets.........................................  4

 Financial Highlights......................................................... 5

 Notes to Financial Statements................................................ 6



      FINANCIAL STATEMENTS OF INDEX PORTFOLIO OF WELLS FARGO CORE TRUST

 Statement of Assets and Liabilities......................................... 10

 Statement of Operations..................................................... 11

 Statements of Changes in Net Assets......................................... 12

 Financial Highlights........................................................ 13

 Schedule of Investments..................................................... 14

 Notes to Financial Statements............................................... 21

--------------------------------------------------------------------------------
A MESSAGE TO OUR SHAREHOLDERS
MARCH 31, 2002
--------------------------------------------------------------------------------

Dear Investor:

We are pleased to present the Semi-Annual Report for the Equity Index Fund (the "Fund"), a series of Forum Funds. This report reviews the Fund's performance for the fiscal period beginning October 1, 2001 and ending March 31, 2002.

As of March 31, 2002, Fund assets were approximately $8.1 million. The Fund returned 10.84% for the six month period ended March 31, 2002 (excluding any sales charges), slightly lagging the performance of its benchmark, the S&P 500 Index, which returned 10.99%. This performance is reflective of the particularly volatile market conditions that have defined equity markets in the past six months. *

In seeking to duplicate the return of the S&P 500 Index, the Fund invests substantially all of its assets in Index Portfolio (the "Portfolio"), a series of Wells Fargo Core Trust, another open-end management investment company. The Portfolio seeks to invest in all 500 stocks that make up the S&P 500 Index and in the same weightings as those of the Index.

A small portion of the Portfolio's assets is held in cash, which is invested in money market investments in order to accommodate shareholder transactions and to provide liquidity. Holding cash minimizes transaction costs, but may hurt performance in a rising market. The Portfolio seeks to reduce this risk by hedging its cash position through investing in S&P 500 futures contracts, which has the effect of keeping the Portfolio fully invested in stocks.

Although we cannot predict the performance of the equity markets in the coming year, we continue to take some comfort in the Federal Reserve Bank's aggressive monetary policies over the past eighteen months and in recent fiscal policy initiatives designed to stimulate the economy. When the economy does in fact turn, we believe that the Fund will be well positioned to take advantage of broad-based market growth.

Thank you for your confidence in Forum Funds. We remain dedicated to our commitment to provide you with the high quality investment service. If you have questions, please discuss them with your investment professional or call us at
(800) 943-6786.

Sincerely,
/s/ John Y. Keffer

John Y. Keffer,
Chairman


* RESULTS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM HISTORICAL PERFORMANCE OF THE FUND. FOR THE 1-YEAR AND SINCE INCEPTION (12/24/97) PERIODS ENDING MARCH 31, 2002, THE FUND'S AVERAGE ANNUAL RETURNS WERE 0.02% AND 6.15%, RESPECTIVELY. FOR THE SAME TIME PERIODS, THE FUND'S AVERAGE ANNUAL RETURNS, INCLUDING THE MAXIMUM 4.00% SALES LOAD, WERE -3.99% AND 5.13%. FOR UP-TO-DATE FUND PERFORMANCE CALL
(800) 943-6786.

TOTAL RETURNS INCLUDE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. DURING THE PERIOD, SOME OF THE FUND'S FEES WERE WAIVED OR EXPENSES REIMBURSED. IN THE ABSENCE OF THESE WAIVERS AND REIMBURSEMENTS, PERFORMANCE FIGURES WOULD BE LOWER. RETURNS FOR LESS THAN ONE YEAR ARE CUMULATIVE. THE S&P 500 INDEX IS A GROUP OF UNMANAGED SECURITIES WIDELY REGARDED BY INVESTORS TO BE REPRESENTATIVE OF THE MARKET IN GENERAL. ONE CANNOT INVEST DIRECTLY IN AN INDEX (5/02).


                                 1                                   FORUM FUNDS

--------------------------------------------------------------------------------
EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MARCH 31, 2002
--------------------------------------------------------------------------------


ASSETS
 Total investments, at value (Cost $ 7,032,464) (Note 2)            $ 8,114,742
 Receivable for Fund shares sold                                            565
 Prepaid expenses                                                           556
 Organization costs, net of amortization (Note 2)                           384
                                                              -----------------

Total Assets                                                          8,116,247
                                                              -----------------

LIABILITIES
 Payable to Transfer Agent (Note 3)                                       7,717
 Accrued expenses and other liabilities                                  20,676
                                                              -----------------

Total Liabilities                                                        28,393
                                                              -----------------

NET ASSETS                                                          $ 8,087,854
                                                              =================

COMPONENTS OF NET ASSETS
 Paid-in capital                                                    $ 7,006,860
 Accumulated undistributed net investment income                          9,275
 Accumulated net realized loss from investments                         (10,559)
 Unrealized appreciation of investments                               1,082,278
                                                              -----------------

NET ASSETS                                                          $ 8,087,854
                                                              =================

SHARES OF BENEFICIAL INTEREST                                           683,828

NET ASSET VALUE AND
 REDEMPTION PRICE PER SHARE                                             $ 11.83

OFFERING PRICE PER SHARE
 (NAV / (1 - MAXIMUM SALES LOAD))                                       $ 12.32

MAXIMUM SALES LOAD                                                         4.00%




See Notes to Financial Statements.      2                           FORUM FUNDS

--------------------------------------------------------------------------------
EQUITY INDEX FUND
STATEMENT OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED MARCH 31, 2002
--------------------------------------------------------------------------------


INVESTMENT INCOME
 Interest income allocated from Portfolio (Note 1)                      $ 2,130
 Dividend income allocated from Portfolio (Note 1)                       52,742
 Securities lending income allocated from Portfolio (Note 1)                901
 Net expenses allocated from Portfolio (Note 1)                          (5,088)
                                                               -----------------
Total Investment Income                                                  50,685
                                                               -----------------

EXPENSES
 Administration fees (Note 3)                                             7,813
 Transfer agency fees (Note 3)                                           16,334
 Accounting fees (Note 3)                                                 6,000
 Audit expenses                                                           3,000
 Legal expenses                                                           1,352
 Trustees expenses                                                          130
 Reporting expenses                                                       1,086
 Compliance expenses                                                      1,618
 Amortization of organization costs (Note 2)                                264
 Miscellaneous expenses                                                   1,297
                                                              -----------------
Total Expenses                                                           38,894
Expenses reimbursed and fees waived (Note 4)                            (29,430)
                                                              -----------------
Net Expenses                                                              9,464
                                                              -----------------

NET INVESTMENT INCOME                                                    41,221
                                                              -----------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS AND FUTURES TRANSACTIONS
 Net realized gain on investments in Portfolio (Note 1)                  19,752
 Net realized gain on futures transactions
  in Portfolio (Note 1)                                                  21,565
                                                              -----------------
 Net Realized Gain on Investments and Futures Transactions               41,317
                                                              -----------------

 Net change in unrealized appreciation on investments
  in Portfolio (Note 1)                                                 713,478
 Net change in unrealized depreciation on futures
  transactions in Portfolio (Note 1)                                     (8,621)
                                                               -----------------
 Net Change in Unrealized Appreciation on Investments and
    Futures Transactions                                                704,857
                                                               -----------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  AND FUTURES TRANSACTIONS                                              746,174
                                                               -----------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                            $ 787,395
                                                               =================

See Notes to Financial Statements.      3                           FORUM FUNDS

--------------------------------------------------------------------------------
EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                 (Unaudited)
                                                                                 Six Months                Year
                                                                                    Ended                 Ended
                                                                                March 31, 2002         Sept. 30, 2001
                                                                                ----------------       ---------------

OPERATIONS
 Net investment income                                                                 $ 41,221              $ 98,955
 Net realized gain/(loss) on investments and futures transactions                        41,317               (36,973)
 Net change in unrealized appreciation/(depreciation)
  of investments and futures transactions                                               704,857            (2,773,020)
                                                                                ----------------       ---------------

Net Increase/(Decrease) in Net Assets Resulting from Operations                        787,395            (2,711,038)
                                                                                ----------------       ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income                                                                (102,221)             (133,119)
 Net realized gain on investments                                                            -              (356,495)
                                                                                ----------------       ---------------
Total Distributions to Shareholders                                                   (102,221)             (489,614)
                                                                                ----------------       ---------------

CAPITAL SHARE TRANSACTIONS
 Sale of shares                                                                         393,717              725,496
 Reinvestment of distributions                                                          100,781              488,900
 Redemption of shares                                                                  (370,726)          (1,251,350)
                                                                                ----------------       ---------------

Net Increase/(Decrease) from Capital Share Transactions                                 123,772              (36,954)
                                                                                ----------------       ---------------

Net Increase/(Decrease) in Net Assets                                                   808,946           (3,237,606)
                                                                                ----------------       ---------------

NET ASSETS
 Beginning of period                                                                  7,278,908           10,516,514
                                                                                ----------------       ---------------
    End of period                                                                   $ 8,087,854          $ 7,278,908
                                                                                ================       ===============

SHARE TRANSACTIONS
 Sale of shares                                                                          33,606               56,125
 Reinvestment of distributions                                                            8,533               35,751
 Redemption of shares                                                                   (31,853)             (96,268)
                                                                                ----------------       ---------------

  Net Increase/(Decrease) in Shares                                                      10,286               (4,392)
                                                                                ================       ===============


  Accumulated Undistributed Net Investment Income                                       $ 9,275             $ 70,275
                                                                                ================       ===============

See Notes to Financial Statements.       4                          FORUM FUNDS

--------------------------------------------------------------------------------
EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


                                           (Unaudited)
                                           Oct. 1, 2001    Oct. 1, 2000    June 1, 2000     June 1, 1999
                                                to              to              to               to
                                          March 31, 2002   Sept. 30, 2001  Sept. 30, 2000   May 31, 2000
                                          ---------------  -------------   --------------   --------------

NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD                             $ 10.81        $ 15.51          $ 15.29          $ 14.01
                                          ---------------  -------------   --------------   --------------
INVESTMENT OPERATIONS
 Net investment income (a)                          0.06           0.14             0.08             0.45
 Net realized and unrealized gain (loss)
  on investments                                    1.11          (4.12)            0.14             1.03
                                          ---------------  -------------   --------------   --------------
Total from Investment Operations                    1.17          (3.98)            0.22             1.48
                                          ---------------  -------------   --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income                             (0.15)         (0.18)               -            (0.15)
 Net realized gain                                     -          (0.54)               -            (0.05)

                                          ---------------  -------------   --------------   --------------
Decrease in Net Assets from Distributions          (0.15)         (0.72)               -            (0.20)
                                          ---------------  -------------   --------------   --------------

NET ASSET VALUE, END OF PERIOD                   $ 11.83        $ 10.81          $ 15.51          $ 15.29
                                          ===============  =============   ==============   ==============

TOTAL RETURN (b)                                  10.84%         (26.63)%           1.44%           10.55%

RATIO/SUPPLEMENTARY DATA
 Net assets at end of period (000's omitted)    $ 8,088         $ 7,279         $ 10,517         $ 13,482
 Ratios to Average Net Assets
  Expenses, including reimbursement/
   waiver of fees (a)                              0.37% (c)      0.25%            0.25% (c)        0.25%
  Expenses, excluding reimbursement/
   waiver of fees (a)                              1.18% (c)      1.13%            1.06% (c)        1.08%
 Net investment income (loss), including
  reimbursement/waiver of fees (a)                 1.06% (c)      1.11%            0.91% (c)        1.12%

PORTFOLIO TURNOVER RATE (e)                           2%             2%               3%              16%

-----------------------------------------------------------------------------------------
(a)  Includes the Fund's proportionate share of income and expenses of Portfolio.
(b)  Total return calculations do not include sales charges and would have been lower had certain expenses not been waived or reimbursed during the period shown (Note 4).
(c)  Annualized.
(d)  Distributions per share were $0.002.
(e)  Information presented is that of the Portfolio in which the Fund invests (Note 1).
(f)  Commencement of operations.



                                            June 1, 1998     Dec. 24, 1997 (f)
                                                 to               to
NET ASSET VALUE PER SHARE,                   May 31, 1999    May 31, 1998
 BEGINNING OF PERIOD                        --------------   --------------

INVESTMENT OPERATIONS
 Net investment income (a)                        $ 11.69          $ 10.00
 Net realized and unrealized gain (loss)    --------------   --------------
  on investments
                                                     0.16             0.07
Total from Investment Operations
                                                     2.27             1.62
                                            --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM                   2.43             1.69
 Net investment income                      --------------   --------------
 Net realized gain

                                                    (0.11)               -
Decrease in Net Assets from Distributions               - (d)            -
                                            --------------   --------------
NET ASSET VALUE, END OF PERIOD                      (0.11)               -
                                            --------------   --------------

TOTAL RETURN (b)                                  $ 14.01          $ 11.69
                                            ==============   ==============
RATIO/SUPPLEMENTARY DATA
 Net assets at end of period (000's omitted)        20.98%           16.90%
 Ratios to Average Net Assets
  Expenses, including reimbursement/
   waiver of fees (a)                            $ 11,127          $ 5,038
  Expenses, excluding reimbursement/
   waiver of fees (a)
 Net investment income (loss), including            0.25%            0.25% (c)
  reimbursement/waiver of fees (a)
                                                    1.26%            2.25% (c)
PORTFOLIO TURNOVER RATE (e)
                                                    1.27%            1.41% (c)

                                                       4%               7%


See Notes to Financial Statements.       5                          FORUM FUNDS

--------------------------------------------------------------------------------
EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MARCH 31, 2002
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

Forum Funds(R) (the "Trust") is a Delaware business trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has twenty-three active investment portfolios. Included in this report is Equity Index Fund (the "Fund"), a diversified portfolio. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund commenced operations on December 24, 1997.

MASTER FEEDER ARRANGEMENT - The Fund seeks to achieve its investment objective by investing all of its investable assets in Index Portfolio (the "Portfolio"), a separate diversified portfolio of Wells Fargo Core Trust, a registered, open-end management investment company. The Portfolio directly acquires portfolio securities and a fund investing in the Portfolio acquires an indirect interest in those securities. This is commonly referred to as a master-feeder arrangement. The Fund (a feeder) accounts for its investment in the Portfolio (a master) as a partnership interest and records daily its share of the Portfolio's income, expenses, and realized and unrealized gain or loss. In addition, the Fund incurs its own expenses. The Fund may withdraw its investment from the Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. The financial statements of the Portfolio, including its schedule of investments, are included in this report and should be read in conjunction with the Fund's financial statements. The Fund's ownership interest in Index Portfolio was 0.52% as of March 31, 2002.


NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Fund.

SECURITY VALUATION - On each Fund business day, the Trust determines the net asset value per share of the Fund as of the close of the regular trading day on the New York Stock Exchange. The Fund records its investments in the Portfolio at value. The value of such an investment reflects the Fund's proportionate interest in the net assets of the Portfolio. The valuation of securities held in the Portfolio is discussed in the Notes to the Financial Statements of the Portfolio, which are included in this report.

INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of its Portfolio's income, expenses, realized and unrealized gain and loss. In addition, the Fund accrues its own expenses.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

ORGANIZATION COSTS - Costs that were incurred by the Fund in connection with its organization are amortized using the straight-line method over a five-year period.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

                                  6                                 FORUM FUNDS

--------------------------------------------------------------------------------
EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 2002
--------------------------------------------------------------------------------

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets.


NOTE 3.  ADVISORY FEES AND OTHER TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISER - All of the Fund's investable assets are invested in the Portfolio, accordingly, the Fund does not have a direct investment adviser. The Fund pays its pro rata portion of the advisory fees incurred by the Portfolio. Rates paid by the Portfolio for advisory services are disclosed in the Notes to Financial Statements of the Portfolio, which are included in this report.

ADMINISTRATOR - The administrator for the Fund is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives a fee at an annual rate of 0.20% of the average daily net assets of the Fund.

TRANSFER AGENT - The transfer agent and dividend disbursing agent for the Fund is Forum Shareholder Services, LLC ("FSS"). FSS receives from the Fund an annual fee of $12,000, plus 0.25% of the average daily net assets of the Fund, and an annual shareholder account fee of $18 per shareholder account.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the Fund's distributor. FSS receives no compensation for its distribution services.

OTHER SERVICE PROVIDER - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS receives an annual fee of $12,000 plus $2,900 for the preparation of tax returns.


NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Certain service providers of the Fund have voluntarily undertaken to waive a portion of their fees and/or reimburse certain expenses of the Fund so that total expenses of the Fund would not exceed certain limitations. Fee waivers and expense reimbursements may be reduced or eliminated at any time. For the six months ended March 31, 2002, expenses reimbursed and fees waived were as follows:


                                              EXPENSES                      FEES                        TOTAL FEES WAIVED
                              FEES WAIVED    REIMBURSED    FEES WAIVED     WAIVED     FEES WAIVED         AND EXPENSES
                                BY FADS        BY FADS        BY FSS      BY FACS      BY ADVISER          REIMBURSED
                              ------------------------------------------------------------------------------------------------
Equity Index Fund               $ 7,813       $ 1,871       $ 13,746      $ 6,000            -             $ 29,430
Index Portfolio                    -              -              -            -          $ 2,077           $  2,077
   (Portion attributableto
    Equity Index Fund)


NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of securities, other than short-term investments for the Fund based on its ownership percentage of the Portfolio, were $130,700 and $145,467 respectively, for the six months ended March 31, 2002.

                                  7                                 FORUM FUNDS

--------------------------------------------------------------------------------
EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
MARCH 31, 2002
--------------------------------------------------------------------------------


NOTE 6. CHANGE IN INDEPENDENT AUDITOR

At its February 12, 2001 meeting, the Board of Trustees of Forum Funds (the "Trust") approved KPMG LLP ("KPMG") as the new independent accountant for the Equity Index Fund (the "Fund"), a series of the Trust, subject to the resignation of Deloitte & Touche LLP ("Deloitte") as independent auditor of Fund. The decision to replace Deloitte with KPMG was motivated by the fact that KPMG already serves as independent auditor for the Index Portfolio of Wells Fargo Core Trust, the portfolio in which the Fund invests substantially all of its assets. During the Fund's previous three fiscal periods and through the date of Deloitte's resignation, the Fund had no disagreements with Deloitte on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.


                                   8                                FORUM FUNDS

                               SEMI-ANNUAL REPORT

                                 MARCH 31, 2002


                                 INDEX PORTFOLIO



                             WELLS FARGO CORE TRUST
                                   (UNAUDITED)

--------------------------------------------------------------------------------
INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MARCH 31, 2002
--------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
    Investments at cost                                                                     $ 1,252,630,523
    Repurchase Agreement                                                                         30,747,378
    Net unrealized appreciation                                                                 270,246,129
                                                                                      ----------------------
TOTAL INVESTMENTS AT VALUE                                                                    1,553,624,030

    Cash                                                                                             50,000
    Cash Collateral for security loaned                                                         206,620,455
    Receivable for dividends and interest                                                         1,690,311
    Receivable for daily variation margin                                                           118,650
                                                                                      ----------------------
TOTAL ASSETS                                                                                  1,762,103,446
                                                                                      ----------------------

LIABILITIES
    Payable for securities loaned                                                               206,620,455
    Payable to custodian                                                                             25,533
    Payable to investment adviser and affiliates                                                    125,387
    Payable to administrator                                                                         12,248
    Accrued expenses and other liabilities                                                           39,489
                                                                                      ----------------------
TOTAL LIABILITIES                                                                               206,823,112
                                                                                      ----------------------

TOTAL NET ASSETS                                                                            $ 1,555,280,334
                                                                                      ======================
Securities on Loan, at Market Value                                                           $ 199,810,410


See Notes to Financial Statements.       10               WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED MARCH 31, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                             $ 10,332,956
   Interest                                                                                   417,779
   Securities lending                                                                         177,084
                                                                                    ------------------
TOTAL INVESTMENT INCOME                                                                    10,927,819
                                                                                    ------------------

EXPENSES
   Advisory fees                                                                            1,150,389
   Custody                                                                                    153,385
   Accounting                                                                                  58,209
   Legal                                                                                        4,816
   Audit                                                                                        9,823
   Directors' fees                                                                              2,080
   Other                                                                                       24,154
                                                                                    ------------------
TOTAL EXPENSES                                                                              1,402,856
                                                                                    ------------------
LESS:
   Waived fees and reimbursed expenses                                                       (406,717)
                                                                                    ------------------
   Net Expenses                                                                               996,139
                                                                                    ------------------
NET INVESTMENT INCOME                                                                       9,931,680
                                                                                    ------------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
NET REALIZED GAIN FROM
     Securities                                                                             6,159,317
     Financial futures transactions                                                         5,524,523
                                                                                    ------------------
NET REALIZED GAIN FROM INVESTMENTS                                                         11,683,840
                                                                                    ------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
     Securities                                                                           135,796,271
     Financial futures transactions                                                        (1,681,076)
                                                                                    ------------------

Net change in unrealized appreciation (depreciation) of investments                       134,115,195
                                                                                    ------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                           145,799,035
                                                                                    ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $ 155,730,715
                                                                                    ==================

See Notes to Financial Statements.       11               WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                                               (Unaudited)                    Year
                                                                             Six Months Ended                Ended
                                                                              March 31, 2002             Sept. 30, 2001
                                                                          -----------------------    -----------------------


Beginning Net Assets                                                             $ 1,424,435,966            $ 1,799,244,320
OPERATIONS:
   Net investment income                                                               9,931,680                 20,211,727
   Net realized gain (loss) from investments sold                                     11,683,841                (14,061,913)
   Net change in unrealized appreciation (depreciation) of investments               134,115,195               (501,591,975)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                     155,730,716               (495,442,161)
                                                                          -----------------------    -----------------------

Transactions in Investors' Beneficial Interests
   Contributions                                                                      98,513,180                249,152,143
   Withdrawals                                                                      (123,399,528)              (128,518,336)
                                                                          -----------------------    -----------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
 INVESTORS' BENEFICIAL INTERESTS                                                     (24,886,348)               120,633,807
                                                                          -----------------------    -----------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                130,844,368               (374,808,354)
                                                                          -----------------------    -----------------------

ENDING NET ASSETS                                                                $ 1,555,280,334            $ 1,424,435,966
                                                                          =======================    =======================


See Notes to Financial Statements.       12               WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                          Ratios to Average
                                                            Net Assets (a)
                                                        ------------------------------------

                                                           Net                               Portfolio
                                                        Investment     Net         Gross      Turnover      Total
                                                          Income     Expenses   Expenses (b)    Rate        Return
                                                        ----------- ----------- ------------------------  -----------

For Year or Period
October 1, 2001 to March 31, 2002 (Unaudited)             0.32%       0.03%        0.05%         2%         10.97%
October 1, 2000 to September 30, 2001                     1.23%       0.13%        0.18%         2%        (26.56)%
October 1, 1999 to September 30, 2000                     1.13%       0.13%        0.18%         8%         13.21%
June 1, 1999 to September 30, 1999                        1.25%       0.18%        0.23%        11%        (0.99)%
June 1, 1998 to May 31, 1999                              1.35%       0.18%        0.23%         4%         20.78%
June 1, 1997 to May 31, 1998                              1.60%       0.19%        0.24%         7%         30.42%
June 1, 1996 to May 31, 1997                              2.03%       0.11%        0.31%         7%         29.78%


 ------------------------------------------------------------
(a)  Ratios for periods of less than one year are annualized.
(b) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 5).

See Notes to Financial Statements.       13               WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2002
--------------------------------------------------------------------------------
COMMON STOCK - 97.61%

Shares      Security Description                  Value       Shares        Security Description                 Value
----------- -------------------------------- ---------------  ------------- -------------------------------- --------------

AMUSEMENT & RECREATION SERVICES - 0.05%                       BUSINESS SERVICES - CONTINUED
    16,252  Harrah's Entertainment, Inc. +        $ 719,313         69,631  Electronic Data Systems Corp.      $ 4,037,902
                                             ---------------
                                                                    20,982  Equifax, Inc.                          627,362
APPAREL & ACCESSORY STORES - 0.46%                                  55,252  First Data Corp.                     4,820,737
   125,254  Gap, Inc.                             1,883,820         27,596  Fiserv, Inc. +                       1,269,140
    48,511  Kohl's Corp. +                        3,451,557         42,799  IMS Health, Inc.                       960,838
    74,891  Limited, Inc.                         1,340,548         54,692  Interpublic Group of Cos., Inc.      1,874,842
    19,466  Nordstrom, Inc.                         476,917         30,804  Intuit, Inc. +                       1,181,641
                                             ---------------
                                                  7,152,842         11,980  Mercury Interactive Corp. +            451,047
                                             ---------------
                                                                   784,273  Microsoft Corp. +                   47,299,504
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS                 14,069  NCR Corp. +                            629,588
& SIMILAR MATERIALS - 0.11%                                         52,520  Novell, Inc. +                         204,303
    18,170  Jones Apparel Group, Inc. +             635,041         26,916  Omnicom Group, Inc.                  2,540,870
    15,238  Liz Claiborne, Inc.                     432,149        796,142  Oracle Corp. +                      10,190,617
    16,072  V.F. Corp.                              695,114         37,654  Parametric Technology Corp. +          227,430
                                             ---------------
                                                  1,762,304         43,865  PeopleSoft, Inc. +                   1,602,388
                                             ---------------
                                                                    28,513  Rational Software Corp. +              445,662
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.07%              25,400  Robert Half International, Inc. +      749,808
    15,465  Autozone, Inc. +                      1,064,765         18,298  Sapient Corp. +                         86,916
                                             ---------------
                                                                    66,963  Siebel Systems, Inc. +               2,183,663
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%                      470,461  Sun Microsystems, Inc. +             4,149,466
     8,786  Ryder System, Inc.                      259,538         16,011  TMP Worldwide, Inc. +                  551,899
                                             ---------------
                                                                    46,707  Unisys Corp. +                         589,909
BUILDING CONSTRUCTION-GENERAL CONTRACTORS &                         58,058  VERITAS Software Corp. +             2,544,682
OPERATIVE BUILDERS - 0.08%                                          84,230  Yahoo!, Inc. +                       1,555,728
                                                                                                             --------------
     8,865  Centex Corp.                            460,359                                                    124,222,038
                                                                                                             --------------
     7,288  KB HOME                                 316,299
     8,739  Pulte Homes Corp.                       418,161   CHEMICALS & ALLIED PRODUCTS - 12.20%
                                             ---------------
                                                  1,194,819        225,437  Abbott Laboratories                 11,857,986
                                             ---------------
                                                                    32,905  Air Products & Chemicals, Inc.       1,699,543
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE                 8,342  Alberto-Culver Co., Class B            450,468
HOME DEALERS - 1.42%                                               151,750  Amgen, Inc. +                        9,056,440
   339,380  Home Depot, Inc.                     16,497,261         15,911  Avery Dennison Corp.                   971,048
   112,142  Lowe's Cos., Inc.                     4,877,055         34,213  Avon Products, Inc.                  1,858,450
    22,368  Sherwin-Williams Co.                    637,040         21,420  Biogen, Inc. +                       1,050,865
                                             ---------------
                                                 22,011,356        280,221  Bristol-Myers Squibb Co.            11,346,148
                                             ---------------
                                                                    27,446  Chiron Corp. +                       1,259,497
BUSINESS SERVICES - 7.99%                                           33,719  Clorox Co.                           1,471,160
    34,322  Adobe Systems, Inc.                   1,382,833         79,904  Colgate-Palmolive Co.                4,566,514
   641,098  AOL Time Warner, Inc. +              15,161,968        130,618  Dow Chemical Co.                     4,273,821
     7,937  Autodesk, Inc.                          370,579        148,472  E.I. du Pont de Nemours & Co.        7,000,455
    89,832  Automatic Data Processing, Inc.       5,234,511         11,167  Eastman Chemical Co.                   544,838
    35,163  BMC Software, Inc. +                    683,920         18,515  Ecolab, Inc.                           846,506
   142,147  Cendant Corp. +                       2,729,222        162,788  Eli Lilly & Co.                     12,404,446
    27,187  Citrix Systems, Inc. +                  469,791         25,873  Forest Laboratories, Inc. +          2,113,824
    83,628  Computer Associates International, Inc1,830,617         30,731  Genzyme Corp. +                      1,342,023
    24,748  Computer Sciences Corp. +             1,255,961        152,841  Gillette Co.                         5,198,122
    54,076  Compuware Corp. +                       698,121          7,268  Great Lakes Chemical Corp.             204,740
    73,597  Concord EFS, Inc. +                   2,447,100         78,877  Immunex Corp. +                      2,386,818
    24,921  Convergys Corp.  +                      736,914         13,733  International Flavors & Fragrances,Inc 480,243
     9,610  Deluxe Corp.                            444,559         35,574  King Pharmaceuticals, Inc. +         1,245,446



See Notes to Financial Statements.       14               WELLS FARGO CORE TRUST




---------------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 2002
---------------------------------------------------------------------------------------------------------------------------

Shares      Security Description                  Value       Shares        Security Description                 Value
----------- -------------------------------- ---------------  ------------- -------------------------------- --------------

CHEMICALS & ALLIED PRODUCTS - CONTINUED                       DOMESTIC DEPOSITORY INSTITUTIONS - CONTINUED
    35,851  MedImmune, Inc. +                   $ 1,410,020         67,755  Mellon Financial Corp.             $ 2,614,665
   329,441  Merck & Co., Inc.                    18,969,213         87,962  National City Corp.                  2,705,711
   910,490  Pfizer, Inc.                         36,182,873         32,168  Northern Trust Corp.                 1,933,618
   187,879  Pharmacia Corp.                       8,469,585         41,706  PNC Financial Services Group, Inc.   2,564,502
    24,446  PPG Industries, Inc.                  1,342,330         32,938  Regions Financial Corp.              1,131,420
    23,296  Praxair, Inc.                         1,393,101         50,182  SouthTrust Corp.                     1,324,805
   187,717  Procter & Gamble Co.                 16,911,425         47,023  State Street Corp.                   2,604,134
    31,918  Rohm & Haas Co.                       1,349,174         41,798  SunTrust Banks, Inc.                 2,789,181
   212,040  Schering-Plough Corp.                 6,636,852         42,188  Synovus Financial Corp.              1,285,890
    10,625  Sigma Aldrich                           498,950         19,896  Union Planters Corp.                   942,871
    15,419  Watson Pharmaceuticals, Inc. +          417,701        276,401  U.S. Bancorp                         6,238,371
   191,062  Wyeth                                12,543,220        197,093  Wachovia Corp.                       7,308,208
                                             ---------------
                                                189,753,845        139,485  Washington Mutual, Inc.              4,621,138
                                             ---------------
                                                                   245,513  Wells Fargo & Co.++                 12,128,342
COMMUNICATIONS - 5.19%                                              13,287  Zions Bancorp                          787,520
                                                                                                             --------------
    45,020  Alltel Corp.                          2,500,861                                                    147,196,239
                                                                                                             --------------
   512,404  AT&T Corp.                            8,044,743
   391,420  AT&T Wireless Services, Inc. +        3,503,209   EATING & DRINKING PLACES - 0.49%
    52,123  Avaya, Inc. +                           384,668         16,954  Darden Restaurants, Inc.               688,163
   272,023  BellSouth Corp.                      10,026,767        186,167  McDonald's Corp.                     5,166,134
    20,436  CenturyTel, Inc.                        694,824         21,123  Tricon Global Restaurants, Inc. +    1,241,610
    40,563  Citizens Communications Co. +           436,052         15,145  Wendy's International, Inc.            529,772
                                                                                                             --------------
    86,555  Clear Channel Communications, Inc. +  4,449,793                                                      7,625,679
                                                                                                             --------------
   136,852  Comcast Corp., Class A +              4,351,894
   115,617  Nextel Communications, Inc., Class A +  622,019   ELECTRIC, GAS & SANITARY SERVICES - 3.29%
   241,130  Qwest Communications Int'l, Inc.      1,982,089         77,201  AES Corp. +                            694,809
   485,465  SBC Communications, Inc.             18,175,809         18,111  Allegheny Energy, Inc.                 748,890
   128,534  Sprint Corp. (FON Group)              1,965,285         28,526  Allied Waste Industries, Inc. +        370,838
   143,193  Sprint Corp. (PCS Group) +            1,473,456         19,932  Ameren Corp.                           852,093
    30,426  Univision Communications, Inc., Class 1,277,892         46,668  American Electric Power Co., Inc.    2,150,928
   393,128  Verizon Communications, Inc.         17,946,293         44,218  Calpine Corp. +                        561,569
   427,155  WorldCom, Inc. WorldCom Group +       2,879,025         24,080  Cinergy Corp.                          860,860
                                             ---------------
                                                 80,714,679         19,259  CMS Energy Corp.                       435,831
                                             ---------------
                                                                    30,738  Consolidated Edison, Inc.            1,288,230
DOMESTIC DEPOSITORY INSTITUTIONS - 9.46%                            23,709  Constellation Energy Group, Inc.       731,423
    52,778  AmSouth Bancorp                       1,160,060         38,101  Dominion Resources, Inc.             2,482,661
   227,860  Bank of America Corp.                15,499,037         23,556  DTE Energy Co.                       1,071,798
   106,660  Bank of New York Co., Inc.            4,481,853        119,632  Duke Energy Corp.                    4,522,090
   169,009  Bank One Corp.                        7,061,196         50,789  Dynegy, Inc.                         1,472,881
    66,768  BB&T Corp.                            2,544,528         47,186  Edison International +                 790,366
    32,551  Charter One Financial, Inc.           1,016,242         73,908  El Paso Corp.                        3,254,169
   745,111  Citigroup, Inc.                      36,897,896         32,013  Entergy Corp.                        1,389,684
    25,791  Comerica, Inc.                        1,613,743         46,473  Exelon Corp.                         2,461,675
    84,445  Fifth Third Bancorp                   5,698,349         43,102  FirstEnergy Corp.                    1,490,467
   151,161  FleetBoston Financial Corp.           5,290,635         25,471  FPL Group, Inc.                      1,516,798
    22,828  Golden West Financial Corp.           1,449,578         20,143  KeySpan Corp.                          733,004
    36,383  Huntington Bancshares, Inc.             716,745         17,900  Kinder Morgan, Inc.                    866,897
   285,744  J.P. Morgan Chase & Co.              10,186,774         58,039  Mirant Corp. +                         838,664
    61,330  KeyCorp                               1,634,445          6,418  Nicor, Inc.                            292,340
    15,501  Marshall & Ilsley Corp.                 964,782         30,052  NiSource, Inc.                         689,693

See Notes to Financial Statements.       15               WELLS FARGO CORE TRUST




---------------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 2002
---------------------------------------------------------------------------------------------------------------------------

Shares      Security Description                  Value       Shares        Security Description                 Value
----------- -------------------------------- ---------------  ------------- -------------------------------- --------------

ELECTRIC, GAS & SANITARY SERVICES - CONTINUED                 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
     5,136  People's Energy Corp.                 $ 202,256   EXCEPT COMPUTER EQUIPMENT - CONTINUED
    56,182  PG & E Corp. +                        1,323,648         75,727  Sanmina-SCI Corp. +                  $ 889,792
    12,259  Pinnacle West Capital Corp.             555,946         22,656  Scientific-Atlanta, Inc.               523,354
    21,229  PPL Corp.                               840,881         59,377  Tellabs, Inc. +                        621,677
    31,679  Progress Energy, Inc.                 1,585,217        251,456  Texas Instruments, Inc.              8,323,194
    29,811  Public Service Enterprise Group, Inc. 1,365,344          8,421  Thomas & Betts Corp.                   178,188
    43,180  Reliant Energy, Inc.                  1,113,612         29,000  Vitesse Semiconductor Corp. +          284,200
    30,008  Sempra Energy                           754,701          9,681  Whirlpool Corp.                        731,400
   100,674  Southern Co.                          2,666,854         48,592  Xilinx, Inc. +                       1,936,877
                                                                                                             --------------
    20,228  Teco Energy, Inc.                       579,128                                                    138,062,431
                                                                                                             --------------
    38,394  TXU Corp.                             2,092,857
    90,923  Waste Management, Inc.                2,477,652   ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT &
    74,733  Williams Cos., Inc.                   1,760,709   RELATED SERVICES - 0.32%
    53,373  Xcel Energy, Inc.                     1,353,006         11,602  Fluor Corp.                            473,246
                                             ---------------
                                                 51,240,469         62,183  Halliburton Co.                      1,061,464
                                             ---------------
                                                                    22,593  Moody's Corp.                          928,572
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,               54,273  Paychex, Inc.                        2,154,638
EXCEPT COMPUTER EQUIPMENT - 8.88%                                   17,323  Quintiles Transnational Corp. +        307,483
                                                                                                             --------------
   114,968  ADC Telecommunications, Inc. +          467,920                                                      4,925,403
                                                                                                             --------------
    49,216  Advanced Micro Devices, Inc. +          723,967
    55,785  Altera Corp. +                        1,220,018   FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
    28,318  American Power Conversion Corp. +       418,540   TRANSPORTATION EQUIPMENT - 0.72%
    52,838  Analog Devices, Inc. +                2,379,824          7,937  Ball Corp.                             374,785
    11,840  Andrew Corp. +                          198,083         13,554  Cooper Industries, Inc.                568,590
    43,353  Applied Micro Circuits Corp. +          346,824          8,641  Crane Co.                              236,245
    37,991  Broadcom Corp. +                      1,363,877         21,520  Fortune Brands, Inc.                 1,062,442
    47,609  CIENA Corp. +                           428,481         44,126  Illinois Tool Works, Inc.            3,192,516
    26,972  Comverse Technology, Inc. +             341,735         64,214  Lockheed Martin Corp.                3,697,442
    37,025  Conexant Systems, Inc. +                446,151         66,464  Masco Corp.                          1,824,437
    60,930  Emerson Electric Co.                  3,496,773          8,386  Snap-on, Inc.                          285,543
                                                                                                             --------------
 1,438,953  General Electric Co.                 53,888,789                                                     11,242,000
                                                                                                             --------------
   972,082  Intel Corp.                          29,561,013
   196,576  JDS Uniphase Corp. +                  1,157,833   FOOD & KINDRED PRODUCTS - 3.75%
    45,961  Linear Technology Corp.               2,032,395          5,231  Adolph Coors Co.                       352,936
    53,131  LSI Logic Corp. +                       903,227        128,066  Anheuser-Busch Cos., Inc.            6,685,045
   495,748  Lucent Technologies, Inc.             2,344,888         94,800  Archer-Daniels-Midland Co.           1,320,564
    47,191  Maxim Integrated Products, Inc. +     2,629,011         59,330  Campbell Soup Co.                    1,590,044
    11,117  Maytag Corp.                            491,927        359,855  Coca-Cola Co.                       18,806,022
    86,929  Micron Technology, Inc. +             2,859,964         64,411  Coca-Cola Enterprises, Inc.          1,209,639
    28,139  Molex, Inc.                             975,579         77,800  ConAgra Foods, Inc.                  1,886,650
   322,348  Motorola, Inc.                        4,577,342         52,903  General Mills, Inc.                  2,584,312
    25,728  National Semiconductor Corp. +          866,776         50,696  Heinz (H J) Co.                      2,103,884
    48,352  Network Appliance, Inc. +               985,414         15,714  Hercules, Inc. +                       209,153
   464,122  Nortel Networks Corp.                 2,083,908         19,641  Hershey Foods Corp.                  1,346,194
    20,756  Novellus Systems, Inc. +              1,123,522         58,869  Kellogg Co.                          1,976,232
    20,938  NVIDIA Corp. +                          928,810         41,319  Pepsi Bottling Group, Inc.           1,068,923
    23,908  PMC-Sierra, Inc. +                      389,222        253,389  PepsiCo, Inc.                       13,049,534
    11,420  Power-One, Inc. +                        93,416        113,746  Sara Lee Corp.                       2,361,367
    13,459  QLogic Corp. +                          666,490         32,620  WM Wrigley Jr. Co.                   1,738,972
                                                                                                             --------------
   111,106  Qualcomm, Inc. +                      4,182,030                                                     58,289,471
                                                                                                             --------------

See Notes to Financial Statements.       16               WELLS FARGO CORE TRUST




---------------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 2002
---------------------------------------------------------------------------------------------------------------------------

Shares      Security Description                  Value       Shares        Security Description                 Value
----------- -------------------------------- ---------------  ------------- -------------------------------- --------------

FOOD STORES - 0.39%                                           HOTELS, ROOMING HOUSES, CAMPS & OTHER
    58,845  Albertson's, Inc.                   $ 1,950,123   LODGING PLACES - 0.22%
   115,923  Kroger Co. +                          2,568,854         53,485  Hilton Hotels Corp.                  $ 764,836
    55,373  Starbucks Corp. +                     1,280,777         34,901  Marriott International, Inc., Class A1,568,800
    20,357  Winn-Dixie Stores, Inc.                 326,526         28,639  Starwood Hotels & Resorts Wldwide, In1,077,113
                                             ---------------                                                 --------------
                                                  6,126,280                                                      3,410,749
                                             ---------------                                                 --------------

FORESTRY - 0.18%                                              INDUSTRIAL & COMMERCIAL MACHINERY &
    26,449  Plum Creek Timber Co.                   785,800   COMPUTER EQUIPMENT - 6.60%
    31,892  Weyerhaeuser Co.                      2,004,731         51,180  Apple Computer, Inc. +               1,211,431
                                             ---------------
                                                  2,790,531        118,744  Applied Materials, Inc. +            6,444,237
                                             ---------------
                                                                    48,644  Baker Hughes, Inc.                   1,860,633
FURNITURE & FIXTURES - 0.24%                                        11,566  Black & Decker Corp.                   538,282
    12,695  Johnson Controls, Inc.                1,121,095         49,740  Caterpillar, Inc.                    2,827,719
    28,456  Leggett & Platt, Inc.                   705,709      1,062,297  Cisco Systems, Inc. +               17,984,688
    38,654  Newell Rubbermaid, Inc.               1,235,382        246,786  Compaq Computer Corp.                2,578,914
    26,578  Rockwell Collins, Inc.                  670,297          5,979  Cummins, Inc.                          282,388
                                             ---------------
                                                  3,732,483         34,420  Deere & Co.                          1,567,831
                                             ---------------
                                                                   377,565  Dell Computer Corp. +                9,858,222
GENERAL MERCHANDISE STORES - 3.52%                                  29,353  Dover Corp.                          1,203,473
    16,563  Big Lots, Inc.                          232,710         10,037  Eaton Corp.                            812,796
    12,124  Dillards, Inc., Class A                 289,279        320,875  EMC Corp. +                          3,824,830
    48,166  Dollar General Corp.                    784,142         46,920  Gateway, Inc. +                        296,534
    24,969  Family Dollar Stores, Inc.              836,711        281,167  Hewlett-Packard Co.                  5,044,136
    27,760  Federated Department Stores, Inc. +   1,133,996        249,486  IBM Corp.                           25,946,544
    38,207  J.C. Penney Co., Inc.                   791,267         24,329  Ingersoll-Rand Co., Class A          1,216,937
    42,428  May Department Stores Co.             1,478,616         12,962  International Game Technology +        807,792
    46,721  Sears, Roebuck & Co.                  2,395,386         28,553  Jabil Circuit, Inc. +                  671,852
   130,749  Target Corp.                          5,637,897         18,826  Lexmark International, Inc. +        1,076,471
    39,500  TJX Companies, Inc.                   1,580,395         56,785  Minnesota Mining & Manufacturing Co. 6,530,843
   645,509  Wal-Mart Stores, Inc.                39,563,247         17,690  Pall Corp.                             362,468
                                             ---------------
                                                 54,723,646         83,639  Palm, Inc. +                           333,720
                                             ---------------
                                                                    16,968  Parker-Hannifin Corp.                  846,703
HEALTH SERVICES - 0.54%                                             35,316  Pitney Bowes, Inc.                   1,511,525
    74,590  HCA, Inc.                             3,287,927        118,846  Solectron Corp. +                      926,999
    35,010  Health Management Associates, Inc. +    725,757         12,322  Stanley Works                          569,893
    56,816  HEALTHSOUTH Corp. +                     815,310         33,076  Symbol Technologies, Inc.              371,774
    14,826  Manor Care, Inc. +                      345,446         68,473  United Technologies Corp.            5,080,697
                                                                                                             --------------
    47,135  Tenet Healthcare Corp. +              3,158,988                                                    102,590,332
                                             ---------------                                                 --------------
                                                  8,333,428
                                             ---------------
                                                              INSURANCE AGENTS, BROKERS & SERVICE - 0.40%
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION                 38,990  AON Corp.                            1,364,650
CONTRACTORS - 0.01%                                                 24,432  Humana, Inc. +                         330,565
     8,933  McDermott International, Inc. +         138,908         39,776  Marsh & McLennan Cos., Inc.          4,484,346
                                             ---------------
                                                                                                             --------------
                                                                                                                 6,179,561
                                                                                                             --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.33%
    42,062  Bed Bath & Beyond, Inc. +             1,419,593   INSURANCE CARRIERS - 4.34%
    30,656  Best Buy Co., Inc. +                  2,427,955         37,586  Ace Ltd.                             1,567,336
    30,229  Circuit City Stores - Circuit City Group545,331         20,959  Aetna, Inc.                            813,628
    25,959  RadioShack Corp.                        779,808         75,625  AFLAC, Inc.                          2,230,938
                                             ---------------
                                                  5,172,687        103,266  Allstate Corp.                       3,900,357
                                             ---------------

See Notes to Financial Statements.       17               WELLS FARGO CORE TRUST




---------------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 2002
---------------------------------------------------------------------------------------------------------------------------

Shares      Security Description                  Value       Shares        Security Description                 Value
----------- -------------------------------- ---------------  ------------- -------------------------------- --------------

INSURANCE CARRIERS - CONTINUED                                MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
    15,284  Ambac Financial Group, Inc.           $ 902,826   PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - CONTINUED
   378,359  American International Group, Inc.   27,294,818         26,154  Teradyne, Inc. +                   $ 1,031,252
    24,590  Chubb Corp.                           1,797,529         25,749  Thermo Electron Corp. +                533,777
    20,946  CIGNA Corp.                           2,123,715         18,944  Waters Corp. +                         529,864
    23,394  Cincinnati Financial Corp.            1,021,382        104,274  Xerox Corp.                          1,120,946
    49,927  Conseco, Inc. +                         180,736         28,069  Zimmer Holdings, Inc. +                955,749
                                                                                                             --------------
    35,508  Hartford Financial Services Group     2,418,805                                                     39,232,363
                                                                                                             --------------
    21,790  Jefferson-Pilot Corp.                 1,091,243
    43,256  John Hancock Financial Services, Inc. 1,651,947   METAL MINING - 0.32%
    27,438  Lincoln National Corp.                1,391,930         77,628  Barrick Gold Corp.                   1,440,776
    27,733  Loews Corp.                           1,624,599         20,851  Freeport-McMoran Cooper & Gold,        367,395
    21,494  MBIA, Inc.                            1,175,507                 Inc., Class B +
   104,967  MetLife, Inc.                         3,306,461         26,393  Inco Ltd.  +                           516,511
    15,523  MGIC Investment Corp.                 1,062,239         56,733  Newmont Mining Corp.                 1,570,937
    10,617  Progressive Corp.                     1,769,005         11,398  Phelps Dodge Corp.                     479,856
    18,503  Safeco Corp.                            592,836         47,560  Placer Dome, Inc.                      582,610
                                                                                                             --------------
    30,038  St. Paul Cos., Inc.                   1,377,242                                                      4,958,085
                                                                                                             --------------
    17,984  Torchmark Corp.                         724,575
    45,154  UnitedHealth Group, Inc.              3,450,669   MINING & QUARRYING OF NONMETALLIC MINERALS,
    35,056  UnumProvident Corp.                     979,114   EXCEPT FUELS - 0.04%
    20,914  Wellpoint Health Networks, Inc. +     1,331,594         14,670  Vulcan Materials Co.                   697,412
                                                                                                             --------------
    19,214  XL Capital Ltd., Class A              1,793,627
                                             ---------------
                                                 67,574,658   MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.76%
                                             ---------------
                                                                    25,019  Hasbro, Inc.                           395,801
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.07%                    62,512  Mattel, Inc.                         1,302,750
    33,277  Georgia-Pacific Corp.                   996,646         20,985  Tiffany & Co.                          746,017
    15,128  Louisiana-Pacific Corp.                 162,475        289,128  Tyco International Ltd.              9,344,617
                                                                                                             --------------
                                             ---------------
                                                  1,159,121                                                     11,789,185
                                             ---------------                                                 --------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;              MISCELLANEOUS RETAIL - 0.84%
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.52%                       65,523  Costco Wholesale Corp. +             2,609,126
    67,156  Agilent Technologies, Inc. +          2,347,774         56,596  CVS Corp.                            1,942,941
    18,956  Allergan, Inc.                        1,225,505         44,459  Office Depot, Inc. +                   882,511
    30,787  Applera Corp.-Applied Biosystems Group  688,089         66,855  Staples, Inc. +                      1,335,094
     7,401  Bard (C R), Inc.                        437,029         28,489  Toys 'R' Us, Inc. +                    511,662
     7,765  Bausch & Lomb, Inc.                     346,086        147,992  Walgreen Co.                         5,799,806
                                                                                                             --------------
    85,499  Baxter International, Inc.            5,088,900                                                     13,081,140
                                                                                                             --------------
    37,461  Becton, Dickinson & Co.               1,413,029
    39,108  Biomet, Inc.                          1,058,262   MOTION PICTURES - 0.44%
    58,415  Boston Scientific Corp. +             1,465,632        295,353  Walt Disney Co.                      6,816,747
                                                                                                             --------------
    21,568  Danaher Corp.                         1,531,759
    42,282  Eastman Kodak Co.                     1,317,930   NONDEPOSITORY CREDIT INSTITUTIONS - 2.55%
    44,133  Guidant Corp. +                       1,911,842        193,232  American Express Co.                 7,914,783
    27,091  KLA-Tencor Corp. +                    1,801,552         31,119  Capital One Financial Corp.          1,986,948
   175,332  Medtronic, Inc.                       7,926,760         17,774  Countrywide Credit Industries, Inc.    795,387
     6,915  Millipore Corp.                         305,920        100,674  Federal Home Loan Mortgage Corp.     6,379,711
    17,783  PerkinElmer, Inc.                       328,986        144,683  Federal National Mortgage Associatio11,557,278
    56,616  Raytheon Co.                          2,324,087         66,289  Household International, Inc.        3,765,215
    26,709  Rockwell Automation, Inc.               535,783        123,361  MBNA Corp.                           4,758,034
    12,608  St. Jude Medical, Inc. +                972,707         41,162  Providian Financial Corp.              310,773
    28,475  Stryker Corp.                         1,717,897         22,705  USA Education, Inc.                  2,220,549
                                                                                                             --------------
    13,324  Tektronix, Inc.  +                      315,246                                                     39,688,678
                                                                                                             --------------

See Notes to Financial Statements.       18               WELLS FARGO CORE TRUST




---------------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 2002
---------------------------------------------------------------------------------------------------------------------------

Shares      Security Description                  Value       Shares        Security Description                 Value
----------- -------------------------------- ---------------  ------------- -------------------------------- --------------

OIL & GAS EXTRACTION - 1.09%                                  PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.47%
    36,027  Anadarko Petroleum Corp.            $ 2,033,364          9,232  American Greetings Corp.             $ 167,561
    19,855  Apache Corp.                          1,129,352         12,220  Dow Jones & Co., Inc.                  711,448
    29,094  Burlington Resources, Inc.            1,166,378         38,358  Gannett Co., Inc.                    2,919,044
    22,506  Devon Energy Corp.                    1,086,365 #       12,179  Knight-Ridder, Inc.                    836,576
    16,725  EOG Resources, Inc.                     678,366         28,013  McGraw-Hill Cos., Inc.               1,911,887
    14,510  Kerr-McGee Corp.                        911,954          7,148  Meredith Corp.                         303,861
    20,402  Nabors Industries, Inc. +               861,985         21,838  New York Times Co., Class A          1,045,167
    19,129  Noble Drilling Corp. +                  791,749         16,358  R.R. Donnelley & Sons Co.              508,734
    54,106  Occidental Petroleum Corp.            1,577,190         43,143  Tribune Co.                          1,961,281
    13,576  Rowan Cos., Inc. +                      312,791        256,828  Viacom, Inc., Class B +             12,422,770
                                                                                                             --------------
    83,455  Schlumberger Ltd.                     4,908,823                                                     22,788,329
                                                                                                             --------------
    46,167  Transocean Sedco Forex, Inc.          1,534,129
                                             ---------------
                                                 16,992,446   RAILROAD TRANSPORTATION - 0.41%
                                             ---------------
                                                                    55,650  Burlington Northern Santa Fe Corp.   1,679,517
PAPER & ALLIED PRODUCTS - 0.67%                                     30,977  CSX Corp.                            1,180,533
     7,646  Bemis Co., Inc.                         415,560         55,981  Norfolk Southern Corp.               1,340,185
     8,405  Boise Cascade Corp.                     304,597         35,976  Union Pacific Corp.                  2,235,549
                                                                                                             --------------
    69,801  International Paper Co.               3,002,141                                                      6,435,784
                                                                                                             --------------
    76,057  Kimberly-Clark Corp.                  4,917,085
    28,767  MeadWestvaco Corp.                      953,626   RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.27%
    23,072  Pactiv Corp. +                          461,901         10,511  Cooper Tire & Rubber Co.               227,563
     7,150  Temple-Inland, Inc.                     405,548         23,627  Goodyear Tire & Rubber Co.             604,142
                                             ---------------
                                                 10,460,458         38,818  Nike, Inc., Class B                  2,329,468
                                             ---------------
                                                                     8,531  Reebok International Ltd. +            230,593
PERSONAL SERVICES - 0.15%                                           12,126  Sealed Air Corp. +                     570,892
    24,587  Cintas Corp.                          1,225,908          8,418  Tupperware Corp.                       191,510
                                                                                                             --------------
    26,460  H&R Block, Inc.                       1,176,147                                                      4,154,168
                                                                                                             --------------
                                             ---------------
                                                  2,402,055
                                             ---------------
                                                              SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
PETROLEUM REFINING & RELATED INDUSTRIES - 5.45%               & SERVICES - 1.59%
    12,845  Amerada Hess Corp.                    1,019,379         14,461  Bear Stearns Cos., Inc.                907,428
    10,039  Ashland, Inc.                           456,875        197,929  Charles Schwab Corp.                 2,590,891
   154,501  ChevronTexaco Corp.                  13,946,805         37,856  Franklin Resources, Inc.             1,586,924
    90,643  Conoco, Inc.                          2,644,963         35,373  Lehman Brothers Holdings, Inc.       2,286,511
   990,697  Exxon Mobil Corp.                    43,422,250        121,963  Merrill Lynch & Co., Inc.            6,754,311
    44,809  Marathon Oil Corp.                    1,290,499        159,545  Morgan Stanley Dean Witter & Co.     9,143,524
    55,220  Phillips Petroleum Co.                3,467,816         32,055  Stilwell Financial, Inc.               785,027
   307,613  Royal Dutch Petroleum Co. NY Shares  16,709,538         17,861  T Rowe Price Group, Inc.               695,329
                                                                                                             --------------
    10,956  Sunoco, Inc.                            438,350                                                     24,749,945
                                                                                                             --------------
    35,337  Unocal Corp.                          1,376,376
                                             ---------------
                                                 84,772,851   STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.07%
                                             ---------------
                                                                   136,850  Corning, Inc.                        1,042,797
                                                                                                             --------------
PRIMARY METAL INDUSTRIES - 0.54%
    46,479  Alcan, Inc.                           1,841,963   TOBACCO PRODUCTS - 1.12%
   122,754  Alcoa, Inc.                           4,632,736        313,797  Philip Morris Cos., Inc.            16,527,688
    11,624  Allegheny Technologies, Inc.            192,261         24,380  UST, Inc.                              949,113
                                                                                                             --------------
    18,798  Engelhard Corp.                         583,302                                                     17,476,801
                                                                                                             --------------
    11,265  Nucor Corp.                             723,664
    12,918  U.S. Steel Corp.                        234,462   TRANSPORTATION BY AIR - 0.38%
    12,368  Worthington Industries, Inc.            189,972         22,423  AMR Corp. +                            592,191
                                             ---------------
                                                  8,398,360         17,849  Delta Airlines, Inc.                   584,019
                                             ---------------

See Notes to Financial Statements.       19               WELLS FARGO CORE TRUST




------------------------------------------------------------------------------------------------------------------------------------
INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
MARCH 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

Shares      Security Description                  Value        Shares        Security Description                      Value
-----------------------------------------------------------------------------------------------------------------------------------

TRANSPORTATION BY AIR - CONTINUED                              REAL ESTATE INVESTMENT TRUST - 0.19%
    43,208  FedEx Corp. +                        $ 2,510,385         60,007  Equity Office Properties Trust            $ 1,799,610
   111,050  Southwest Airlines Co.                 2,148,818         39,219  Equity Residential Properties Trust         1,127,154
     9,867  US Airways Group, Inc. +                  63,642
                                             ----------------                                                     -----------------
                                                   5,899,055   Total Real Estate Investment Trust (Cost $2,974,250)    $ 2,926,764
                                             ----------------                                                     -----------------

TRANSPORTATION EQUIPMENT - 2.19%                               PRINCIPAL
                                                               ---------
   121,291  Boeing Co.                             5,852,291
    12,706  Brunswick Corp.                          347,128   SHORT-TERM INVESTMENTS - 2.09%
    21,517  Dana Corp.                               461,970
    81,138  Delphi Corp.                           1,297,397   REPURCHASE AGREEMENTS - 1.97%
   262,265  Ford Motor Co.                         4,324,750   $ 30,747,378  Goldman Sachs Group, Inc. - 102%           30,747,378
    29,224  General Dynamics Corp.                 2,745,595                 Collateralized by U.S. Government
    80,452  General Motors Corp.                   4,863,323                 Securities
    25,174  Genuine Parts Co.                        925,648
    14,731  Goodrich Corp.                           466,089   SHARES
                                                               ------
    43,844  Harley-Davidson, Inc.                  2,417,120
   117,772  Honeywell International, Inc.          4,507,134   RIGHTS - 0.00%
    12,802  ITT Industries, Inc.                     807,038         32,300  Seagate                                             -
     8,678  Navistar International Corp. +           384,435
    15,976  Northrop Grumman Corp.                 1,806,087   PRINCIPAL
                                                               ---------
    11,114  PACCAR, Inc.                             813,656
    20,457  Textron, Inc.                          1,045,353   U.S. TREASURY BILLS - 0.12%
    18,302  TRW, Inc.                                942,004     $  310,000  2.13% ^, 4/11/02 #                            309,853
                                             ----------------
                                                  34,007,018      1,565,000  1.91% ^, 8/29/02 #                          1,552,350
                                             ----------------                                                   -------------------
                                                                                                                         1,862,203
                                                                                                                -------------------
TRANSPORTATION SERVICES - 0.06%
    19,500  Sabre Holdings Corp. +                   910,845   Total Short-Term Investments (Cost $32,609,991)        $ 32,609,581
                                             ----------------                                                   -------------------

WATER TRANSPORTATION - 0.18%
    84,922  Carnival Corp.                         2,772,703   TOTAL INVESTMENTS IN SECURITIES
                                             ----------------
                                                               (Cost $1,283,377,901)*                   99.89%      $1,553,624,029
WHOLESALE TRADE-DURABLE GOODS - 1.92%                          Other Assets and Liabilities              0.11%           1,656,305
                                                                                                   ------------ -------------------
    13,548  Grainger (W W), Inc.                     761,804   TOTAL NET ASSETS                        100.00%      $1,555,280,334
                                                                                                   ============ ===================
   444,249  Johnson & Johnson                     28,853,973
    18,881  Visteon Corp.                            312,481
                                             ----------------
                                                  29,928,258
                                             ----------------  --------------------------------------------------------------------
                                                               + Non-income earning securities.
                                                               # Security pledged as collateral for futures
WHOLESALE TRADE-NONDURABLE GOODS - 1.24%                           transactions (see note 2).
    15,052  AmerisourceBergen Corp.                1,028,052   ^ Yield to maturity.
     9,890  Brown-Forman Corp.                       719,596  ++ Security of an affiliate of the fund with a cost of $7,221,983.
    65,101  Cardinal Health, Inc.                  4,615,010   * Cost for federal income tax purposes is the same as for financial
    41,631  McKesson, Inc.                         1,558,248       statement purposes and net unrealized apperciation consists of:
    72,689  Safeway, Inc. +                        3,272,459
    19,177  SUPERVALU, INC.                          494,767             Gross Unrealized Appreciation               $ 509,974,486
    96,331  Sysco Corp.                            2,872,590             Gross Unrealized Depreciation                (239,728,358)
                                                                                                                -------------------
    82,780  Unilever NV NY Shares                  4,701,904             Net Unrealized Appreciation                 $ 270,246,128
                                             ----------------
                                                  19,262,626
                                             ----------------

Total Common Stocks (Cost $1,247,793,660)    $ 1,518,087,684
                                             ----------------

See Notes to Financial Statements.       20               WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
MARCH 31, 2002
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

Wells Fargo Core Trust ("Core Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Core Trust, created as the successor entity to the Norwest Core Trust, currently has 15 separate investment portfolios. These financial statements present Index Portfolio (the "Portfolio").

Interest in the Portfolio is sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

Concurrent with the establishment of Core Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust. Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust, some of which invest in one or more portfolios of Core Trust, through a tax-free exchange of shares.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed by Core Trust in the preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities, which are traded on a national or foreign securities exchange or the Nasdaq National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Board of Trustees.

Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Foreign currency amounts are translated into U.S. dollars using the closing rates of exchange as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising

                                 21                      WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
MARCH 31, 2002
--------------------------------------------------------------------------------

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SECURITY TRANSACTIONS AND INCOME RECOGNITION (CONTINUED)


from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

FUTURES CONTRACTS

The Portfolio may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, the Portfolio is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Portfolio is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On March 31, 2002, Index Portfolio held the following long futures contract:

                                                                                Notional           Net Unrealized
Contracts                   Type                   Expiration Date         Contract Value            Depreciation
--------------------------- ---------------------- ---------------------- ------------------------ ------------------------
113 Long                    S&P 500 Index          June 2002               $32,464,900             $(158,550)

The Portfolio has pledged two U.S. Treasury Bills with a par value of 310,000 and 1,565,000.

REPURCHASE AGREEMENTS

The Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolio's custodians' responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolio are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

SECURITY LOANS

The Portfolio may loan securities in return for securities and cash collateral which is invested in various short-term fixed income securities. The Portfolio may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. The Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. Wells Fargo Funds Management, LLC receives 40% of the income on security lending activities and covers the expenses associated with securities lending activities. As of March 31, 2002, the value of securities on loan and the value of the related collateral are shown in the Statement of Assets and Liabilities.

                                 22                      WELLS FARGO CORE TRUST

--------------------------------------------------------------------------------
INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
MARCH 31, 2002
--------------------------------------------------------------------------------


NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FEDERAL INCOME TAXES

The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio is not required to pay federal income taxes on its net investment income and net capital gain as it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio is deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends, or gains have been distributed by the Portfolio.


NOTE 3.  ADVISORY FEES

The investment advisor of the Portfolio is Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management assumed investment advisory responsibilities for the Portfolio on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001. The Portfolio's advisor is responsible for developing the investment policies and guidelines for the Portfolio, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Portfolio.

Funds Management has retained the services of Wells Capital Management, Inc. as sub-advisor to the Portfolio. The fees related to sub-advisory services are borne directly by the advisor and do not increase the overall fees paid by the Portfolio to Funds Management.

Advisory Fee        Sub-advisor                  Sub-Advisory Fee
------------------- ---------------------------- -------------------------------
0.15%               Wells Capital Management     0-200 million, 0.02%
                                                 Greater than 200 million, 0.01%


NOTE 4.  OTHER FEES AND TRANSACTIONS WITH AFFILIATES

Currently there are no administration fees charged to the Portfolio. Wells Fargo Bank Minnesota, N.A. ("WFB MN"), formerly Norwest Bank Minnesota, N.A., serves as the custodian for the Portfolio and may appoint certain sub-custodians to custody the Portfolio's foreign securities and assets held in foreign countries. WFB MN receives a fee with respect to the Portfolio at an annual rate of 0.02% of the Portfolio's average daily net assets.

Forum Accounting Services, LLC provides portfolio accounting and interestholder recordkeeping services for the Portfolio.


NOTE 5.  WAIVED FEES AND REIMBURSED EXPENSES

For the period ended March 31, 2002, Wells Fargo Funds Management, LLC waived fees of $406,717.

NOTE 6.  INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for the Portfolio for the period ended March 31, 2002 were $25,134,624 and 27,974,440, respectively.

                                 23                       WELLS FARGO CORE TRUST